CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Debt Instrument [Line Items]
Additional borrowings	$ 200,000
Debt discount	$ 105,178	$ 95,481
Effective interest rate	10.00%
Debt interest rate	4.00%
Number of shares converted for debt		101,806
Alzheimers Drug Discover Foundation [Member]
Debt Instrument [Line Items]
Debt instrument principal amount			$ 492,000
Effective interest rate			8.00%
Convertible debt			$ 2,000,000
Class of warrant or right outstanding			29,336
Warrant exercise price			$ 5.87
Warrants and rights outstanding term			5 years
Fair value of warrants issued			$ 125,289
Debt description			The discount was amortized on the interest method over the three-year term of the Note at an effective rate of 19%
Accured interest		$ 606,662
Number of shares converted for debt		101,806
Founders [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 425,000
Debt instrument maturity date description		due December 2022 were extended to December 31, 2026
Additional borrowings	$ 200,000
Debt discount	$ 35,063
Effective interest rate	10.00%